Receivables (Summary of Receivables) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ (167)	$ (111)
Receivables from customers	4,635	4,668
Rebates	239	198
Income taxes (Note 8)	245	295
Other receivables	271	237
Receivables	$ 5,390	$ 5,398
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	5.00%	5.00%
Outstanding customer credit with financial institution	$ 405
Risk of Default Very Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	2,531	$ 2,578
Risk of Default Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	406	365
Third parties financed by Nutrien Financial [Member]
Trade and other current receivables [abstract]
Receivables From Customers	2,937	2,943
Canpotex [Member] | Potash Segment [Member]
Trade and other current receivables [abstract]
Receivables Due from Related Parties	122	162
Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Trade and other current receivables [abstract]
Receivables From Customers	532	577
Third Parties - Retail [Member]
Trade and other current receivables [abstract]
Receivables From Customers	$ 1,211	$ 1,097